Revenue - Revenue from the Transfer of Goods and Services (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 174,968	$ 221,339
Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	173,880	219,643
Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,088	1,696
Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	154,286
Cannabis | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	174,815	251,607
Cannabis | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,088	1,696
Cannabis | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(21,617)	(31,964)
Cannabis | Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	153,198
Cannabis | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	174,815	251,607
Cannabis | Point-in-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Point-in-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(21,617)	(31,964)
Cannabis | Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,088
Cannabis | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Over-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,088	1,696
Cannabis | Over-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	$ 0
Plant Propagation | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	20,682
Plant Propagation | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	20,682
Plant Propagation | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 0